Note 16 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2023
Statement Line Items [Line Items]
Disclosure of Reconciliation of Income Taxes [text block]
	2023	2022	2021
	$	$	$
Loss before income taxes	(10,048)	(22,577)	(17,289)
Tax rate	27.0%	27.0%	27.0%
Expected tax recovery	(2,713)	(6,095)	(4,668)

Change in statutory rates and foreign exchange rates	(319)	29	(288)
Permanent differences	(853)	383	272
Share issuance costs	(67)	(67)	(153)
Change in unrecognized deductible temporary difference	3,952	5,750	4,837
Total income tax expense (recovery)	-	-	-

Disclosure of deferred taxes [text block]
	2023	2022	2021
	$	$	$
Non-capital losses carry-forward	20,768	16,968	10,971
Property and equipment	50	50	50
Share issuance costs	732	846	1,093
	21,550	17,864	12,114
Unrecognized deferred tax asset	(21,550)	(17,864)	(12,114)
Net deferred tax assets	-	-	-

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
Type	Amount	Expiry
Non-capital losses carry-forward	$77,813,000	2037-2043
Property and equipment	186,000	N/A
Share issuance costs	2,713,000	2041-2044